Assets held for sale	12 Months Ended
Dec. 31, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale
38.	Assets held for sale
In December 2019, the board of Infront approved a plan to sell Infront Centro Produzione S.r.l. (ICP), a wholly owned subsidiary in Italy. The Group initiated sales negotiations with a third-party investor. A Letter of Intent was agreed and signed, whereby the potential buyer has an exclusive negotiation right for a period of 90 days. The sale of ICP is expected to be completed within one year from the reporting date and such sale is assessed by management to be highly probable.
As at December 31, 2019, ICP was classified as held for sale with no impairment loss identified. The business of ICP is not material to the Group.
The assets and liabilities of ICP classified as held for sale as at December 31, 2019, are as follows:

2019
€
Assets
Property, plant and equipment	336
Right of use assets	4,985
Goodwill	270
Deferred tax assets	146
Other non-current assets	312
Trade and other receivables	1,617
Current contract assets	16
Income tax receivables	72
Cash and cash equivalents	273
Other current assets	98

Assets held for sale	8,125
Liabilities
Trade and other payables	1,251
Current lease liabilities	1,123
Current accrued expenses	431
Current contract liabilities	56
Non-current Lease liabilities	3,951
Other non-current liabilities	64
Long-term payroll payable	99

Liabilities directly associated with the assets held for sale	6,975

Net assets directly associated with disposal group	1,150